RELATED PARTY TRANSACTIONS - Management Agreements (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) vessel $ / vessel	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel $ / vessel	May 31, 2020 USD ($)
Related Party Transaction [Line Items]
Amounts charged by related parties	$ 53,907,000	$ 21,321,000
Revenue from related parties	10,582,000	3,576,000
Credit loss allowance	(11,000)		$ 0
Due from related parties, net of credit loss allowance	2,062,000		5,180,000
Due to related parties	$ 2,066,000		$ 3,970,000
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Technical management fees expenses | $ / vessel	27,814		27,928
Amounts charged by related parties	$ 1,375,000	1,674,000
Frontline Ltd
Related Party Transaction [Line Items]
Due from related parties	622,000		$ 3,886,000
Due to related parties	0		1,284,000
SFL
Related Party Transaction [Line Items]
Amounts charged by related parties	18,285,000	15,196,000
Revenue from related parties	498,000	443,000
Due to related parties	$ 320,000		$ 618,000
Seateam Management Pte. Ltd ("Seateam")
Related Party Transaction [Line Items]
Number of vessels under ship management | vessel	21		20
Amounts charged by related parties	$ 1,701,000	1,818,000
United Freight Carriers LLC ("UFC")
Related Party Transaction [Line Items]
Due from related parties	4,000		$ 0
Seatankers Management Co, Ltd
Related Party Transaction [Line Items]
Amounts charged by related parties	5,928,000	2,621,000
Revenue from related parties	397,000	317,000
Due from related parties	1,447,000		1,294,000
Capesize Chartering Ltd ("CCL")
Related Party Transaction [Line Items]
Amounts charged by related parties	23,000	12,000
Revenue from related parties	2,362,000	2,816,000
Due to related parties	1,746,000		2,060,000
SwissMarine Pte. Ltd. ("SwissMarine")
Related Party Transaction [Line Items]
Revenue from related parties	7,267,000	0
Due from related parties			10,700,000	$ 5,300,000
TFG Marine Pte Ltd ("TFG Marine")
Related Party Transaction [Line Items]
Amounts charged by related parties	26,595,000	0
Due from related parties	1,000,000.0
Other
Related Party Transaction [Line Items]
Revenue from related parties	58,000	$ 0
Due to related parties	$ 0		$ 8,000